OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2016	2015

Employees and payroll accruals	$3,477	$3,039
Government authorities	817	373
Provision for warranty	391	341
Accrued expenses	2,100	1,345
Related party	53	53
Others	1	17

	$6,839	$5,168